Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Schedule of trade and other receivables
	December 31,	December 31,
	2022	2021
Accounts receivable	$130,588	$17,995
Less: allowance for doubtful accounts	(66,852)	(796)
Accounts receivable, net	63,736	17,199
VAT receivable	192,154	94,085
Other	3,248	558
	$259,138	$111,842